PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Property and Equipment
Composition:
	As of December 31,
	2019	2018
Original cost:
Land and Buildings (including facility infrastructure)	$363,133	$347,798
Machinery and equipment (*)	2,684,980	2,482,609
	$3,048,113	$2,830,407
Accumulated depreciation:
Buildings (including facility infrastructure)	$(239,241)	$(224,796)
Machinery and equipment	(2,126,933)	(1,948,377)
	$(2,366,174)	$(2,173,173)
	$681,939	$657,234

(*) Original cost of machinery and equipment includes ROU assets under capital lease in the amount of $86,087 and $54,873 as of December 31, 2019 and 2018, respectively. The depreciation expense of such assets amounted to $9,941 and $2,102 for the years ended December 31, 2019 and 2018, respectively.